Note 7 - Prepaid Expenses and Other Current Assets (Details Textual) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Receivables	$ 514,000	$ 1,482,000
Big Moment Hong Kong Limited [Member]
Other Receivables	287,000	1,132,000
Accounts Payable, Other	$ 218,000	$ 629,000